SHAREHOLDERS' EQUITY (Details 1) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024 [1]
Number of Options outstanding
Beginning balance	[1]	1,768,230
Granted	[1]	42,897
Exercised		(505,473)
Expired and forfeited		(48,587)
Ending balance		1,257,067	1,768,230
Exercisable	[1]	1,108,563
Weighted-Average Exercise Price
Beginning balance	[1]	$ 62.9
Granted	[1]	0.87
Exercised		37.85
Expired and forfeited		68.5
Ending balance		70.64	$ 62.9
Exercisable	[1]	$ 71.39
Weighted Average Remaining Contractual life, Outstanding		5 years 2 months 1 day	6 years 14 days
Weighted Average Remaining Contractual life, Exercisable	[1]	4 years 11 months 4 days
Aggregate Intrinsic Value, outstanding		$ 111,600	$ 305,379
Aggregate Intrinsic Value, exercisable	[1]	$ 98,545

[1]	Includes 73,074 performance-based options granted to the Company's Co-CEOs in 2022, 74,108 in 2023, 22,481 in 2024 and 20,217 in 2025, as applicable.